Document and Entity Information	Aug. 25, 2022
Cover [Abstract]
Entity Registrant Name	MVB FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0001277902
Document Type	8-K
Document Period End Date	Aug. 25, 2022
Entity Incorporation State Country Code	WV
Entity File Number	001-38314
Entity Tax Identification Number	20-0034461
Entity Address, Address Line One	301 Virginia Avenue
Entity Address, City or Town	Fairmont
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26554-2777
City Area Code	(304)
Local Phone Number	363-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	MVBF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false